CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  August 6, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund VIII
                 (Registration Nos. 333-210186 and 811-23147)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 55 and under the Investment Company Act of 1940, as amended, Amendment No. 57 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap ETF and First Trust Active Factor Small Cap ETF, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren

Enclosures